INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES

INCOME TAXES
Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years.
Income tax payable
Current income tax payable consisted of the following items as of December 31:

	2019	2018

Current tax payable	36	32
Uncertain tax provisions	66	164
Total income tax payable	102	196

The decrease in uncertain tax provisions during the year was primarily due to tax payments made to Egyptian Tax Authority in relation to GTH tax liabilities, as mentioned in the explanatory notes to the effective tax rate below, and in Note 8. The balance of uncertain tax provisions is shown net of income tax assets which can be utilized to offset future tax charges should they arise, resulting in a reduction of the current period provision by US$51 (gross amount of US$117).
Income tax assets
The Company reported both current and non-current income tax assets, totaling US$16 (2018: US$112).
These tax assets mainly relate to advance tax payments in our operating companies which can only be offset against income tax liabilities in that relevant jurisdiction, in fiscal periods subsequent to balance sheet date.
Income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2019	2018	2017

Current income taxes
Current year	495	477	397
Adjustments in respect of previous years	5	9	(28)
Total current income taxes	500	486	369

Deferred income taxes
Movement of temporary differences and losses *	(36)	(152)	(13)
Changes in tax rates	(1)	6	10
Changes in recognized deferred tax assets	39	—	20
Adjustments in respect of previous years	3	28	86
Other	(7)	1	—
Total deferred tax expense	(2)	(117)	103

Income tax expense	498	369	472

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.

Effective tax rate
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2019	2018	2017

Profit / (loss) before tax from continuing operations	1,181	(248)	328
Income tax benefit / (expense) at statutory tax rate (25.0%)	(295)	62	(82)

Difference due to the effects of:
Different tax rates in different jurisdictions	20	89	84
Non-deductible expenses	(90)	(120)	(117)
Non-taxable income	5	49	35
Adjustments in respect of previous years	(49)	(39)	(52)
Movements in recognized deferred tax assets	(13)	(354)	(166)
Withholding taxes	(50)	45	(123)
Uncertain tax positions	6	(17)	(24)
Change in income tax rate	1	(6)	(10)
Other	(33)	(78)	(17)

Income tax benefit / (expense)	(498)	(369)	(472)

Effective tax rate	42.2%	-148.8%	143.9%

Explanatory notes to the effective tax rate

Reason	Explanation
Different tax rates in different jurisdictions
Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with higher tax rates (including Pakistan, Algeria and Bangladesh) has a negative impact on the effective tax rate.

Non-deductible expenses
The Group incurs certain expenses which are non-deductible in the relevant jurisdiction. In 2019, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges(i.e. minimum tax regimes) and some intra-group expenses (i.e. interest on internal loans).

Non-taxable income	The Group earns non-taxable income primarily in its holding companies, primarily relating to intra-group interest income and certain other income which is non-taxable in the relevant jurisdiction.
Adjustments in respect of previous years	The effect of prior year adjustments mainly relates to updated tax positions.
Movements in recognized deferred tax assets
Movements in recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized.
This primarily occurs in holding entities in the Netherlands (2019: $42, 2018: $147, 2017: $112) and in GTH (2019: $43, 2018: $213, 2017: $49).

Withholding taxes
Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future.
In 2019, similar to previous years, expenses relating to withholding taxes were primarily influenced by dividends expected from Russia, Algeria and Pakistan.

Uncertain tax positions
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Sources of estimation uncertainty’ below). Movements in uncertain tax positions stem from such uncertainties.

Change in income tax rate	Changes in tax rates impact the valuation of existing temporary differences. The nominal tax rates decreased in Pakistan in 2019, 2018 and 2017, and in Uzbekistan in 2018.
Other
In 2019, the Group recorded an increase in income tax liabilities of US$29 as a result of the settlement with the Egyptian Tax Authority for outstanding tax liabilities for GTH. Refer to Note 8 for further details.
In previous years, other tax expense primarily related to the recording of alternative minimum and local taxes in Pakistan.

Deferred taxes
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2019	2018

Deferred tax assets	134	197
Deferred tax liability	(141)	(180)

Net deferred tax position	(7)	17

The following table shows the movements of net deferred tax positions in 2019:

		Movements in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(275)	5	(18)	(288)
Intangible assets	(60)	22	—	(38)
Trade receivables	32	16	(1)	47
Provisions	30	2	(1)	31
Accounts payable	113	11	32	156

Withholding tax on undistributed earnings	(50)	(2)	—	(52)

Tax losses and other balances carried forwards	2,173	(68)	(79)	2,026
Non-recognized deferred tax assets	(1,955)	—	61	(1,894)

Other	9	12	(16)	5

Net deferred tax positions	17	(2)	(22)	(7)

The following table shows the movements of net deferred tax positions in 2018:

		Movements in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(443)	126	42	(275)
Intangible assets	(165)	94	11	(60)
Trade receivables	36	(6)	2	32
Provisions	33	2	(5)	30
Accounts payable	133	7	(27)	113

Withholding tax on undistributed earnings	(116)	70	(4)	(50)

Tax losses and other balances carried forwards	2,434	(191)	(70)	2,173
Non-recognized deferred tax assets	(1,980)	—	25	(1,955)

Other	28	15	(34)	9

Net deferred tax positions	(40)	117	(60)	17

Unused tax losses and other credits carried forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2019	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(280)	(280)
Recognized DTA	—	—	—	73	73

Non-recognized losses	(1,292)	(1,645)	—	(6,486)	(9,423)
Non-recognized DTA	279	357	—	1,258	1,894

Other credits carried forwards expiry
Recognized credits	(13)	(46)	—	—	(59)
Recognized DTA	13	46	—	—	59

Non-recognized credits	—	—	—	(143)	(143)
Non-recognized DTA	—	—	—	31	31

As of December 31, 2018	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(83)	—	—	(425)	(508)
Recognized DTA	17	—	—	146	163

Non-recognized losses	(968)	(2,421)	—	(6,346)	(9,735)
Non-recognized DTA	198	497	—	1,260	1,955

Other credits carried forwards expiry
Recognized credits	(30)	(25)	—	—	(55)
Recognized DTA	30	25	—	—	55

Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—

Losses mainly relate to our holding entities in Luxembourg (2019: US$6,052; 2018: US$6,135) and the Netherlands (2019: US$2,937; 2018: US$2,762).
VEON reports the tax effect of the existence of undistributed profits that will be distributed in the foreseeable future. The Company has a deferred tax liability of US$52 (2018: US$50), relating to the tax effect of the undistributed profits that will be distributed in the foreseeable future, primarily in its Russian, Algerian and Pakistan operations.
As of December 31, 2019, undistributed earnings of VEON’s foreign subsidiaries (outside the Netherlands) which are indefinitely invested and will not be distributed in the foreseeable future, amounted to US$6,194 (2018: US$6,330). Accordingly, no deferred tax liability is recognized for this amount of undistributed profits.
ACCOUNTING POLICIES
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
SOURCE OF ESTIMATION UNCERTAINTY
Tax risks
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in many of the emerging markets in which we operate have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities in our markets are often somewhat less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation (“CFC”) legislation and more strict tax residency rules).
Management believes that VEON has paid or accrued all taxes that are applicable. Where uncertainty exists, VEON has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 8, unless not practicable to do so.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group’s foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained, and the amount can be reliably measured. The expected resolution of uncertain tax positions is based upon management’s judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve. In 2019, VEON adopted IFRC 23 'Uncertainty over income tax treatments', refer Note 24 for further details.